Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) on securities, At beginning of year	¥ 35,599	¥ 28,973	¥ 33,128
Unrealized gain (loss) on securities, Current period other comprehensive income (loss) attributable to NTT	118,689	6,626	(4,155)
Unrealized gain (loss) on securities, At end of year	154,288	35,599	28,973
Unrealized gain (loss) on derivative instruments, At beginning of year	(1,892)	(957)	686
Unrealized gain (loss) on derivative instruments, Current period other comprehensive income (loss) attributable to NTT	(687)	(935)	(1,643)
Unrealized gain (loss) on derivative instruments, At end of year	(2,579)	(1,892)	(957)
Foreign currency translation adjustments, At beginning of year	(96,172)	(41,248)	(8,478)
Foreign currency translation adjustments, Current period other comprehensive income (loss) attributable to NTT	92,840	(54,924)	(32,770)
Foreign currency translation adjustments, At end of year	(3,332)	(96,172)	(41,248)
Pension liability adjustments, At beginning of year	(295,378)	(290,476)	(214,942)
Pension liability adjustments, Current period other comprehensive income (loss) attributable to NTT	39,525	(4,902)	(75,534)
Pension liability adjustments, At end of year	(255,853)	(295,378)	(290,476)
Total accumulated other comprehensive income (loss), At beginning of year	(357,843)	(303,708)	(189,606)
Total accumulated other comprehensive income (loss), Current period other comprehensive income (loss) attributable to NTT	250,367	(54,135)	(114,102)
Total accumulated other comprehensive income (loss), At end of year	¥ (107,476)	¥ (357,843)	¥ (303,708)